Reinsurance - Schedule of Reinsurance Assets (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	CAD 4,028,000,000	CAD 5,144,000,000
Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	3,503,000,000	4,541,000,000
Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	178,000,000	185,000,000
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,033,000,000	1,992,000,000
Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,970,000,000	1,985,000,000
Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	195,000,000	234,000,000
Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	127,000,000	145,000,000
Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	525,000,000	603,000,000
SLF Canada
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	687,000,000	1,102,000,000
SLF Canada | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	602,000,000	1,017,000,000
SLF Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	4,000,000	48,000,000
SLF Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	129,000,000	489,000,000
SLF Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	342,000,000	335,000,000
SLF Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	127,000,000	145,000,000
SLF Canada | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	85,000,000	85,000,000
SLF U.S.
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,742,000,000	3,371,000,000
SLF U.S. | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,386,000,000	3,010,000,000
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	(33,000,000)	(39,000,000)
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	793,000,000	1,402,000,000
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	1,626,000,000	1,647,000,000
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF U.S. | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	356,000,000	361,000,000
SLF Asia
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	327,000,000	277,000,000
SLF Asia | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	298,000,000	256,000,000
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	207,000,000	176,000,000
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	89,000,000	78,000,000
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	2,000,000	2,000,000
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
SLF Asia | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	29,000,000	21,000,000
Corporate
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	272,000,000	394,000,000
Corporate | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	217,000,000	258,000,000
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	22,000,000	23,000,000
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	1,000,000
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	195,000,000	234,000,000
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	0	0
Corporate | Other policy liabilities and assets
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	55,000,000	136,000,000
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	22,000,000	23,000,000
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Total Reinsurance assets	58,000,000	75,000,000
Reinsurance Assets
Disclosure of types of insurance contracts [line items]
Impairment loss	CAD 0	CAD 0